Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Sales	$ 1,422,083	$ 3,752,458	$ 10,287,214	$ 18,389,568
Cost of Goods Sold	1,189,532	3,377,539	9,191,809	16,772,661
Gross Profit	232,551	374,919	1,095,405	1,616,907
Operating Expenses:
Selling, general, and administrative expenses	711,454	868,938	3,019,292	3,403,674
Intangibles impairment			3,420,624
Amortization and depreciation	2,772	68,314	276,276	274,655
Total Operating Expenses	714,226	937,252	6,716,192	3,678,329
Loss from Operations	(481,675)	(562,333)	(5,620,787)	(2,061,422)
Other Income (Expenses):
Derivative liability expense		(24,112)	24,733	23,630
Gain (loss) on debt extinguishment	146,375	(14,057)	(57,623)	151,978
Gain on settlement	11,113
Other income		12		3,754
Interest and financing costs	(342,656)	(465,052)	1,527,262	3,534,083
Total Other Expenses	(185,168)	(503,209)	1,494,372	3,713,445
Net Loss before Provision for Income Tax	(666,843)	(1,065,542)	(7,115,159)	(5,774,867)
Provision for Income Tax
Net Loss	$ (666,843)	$ (1,065,542)	$ (7,115,159)	$ (5,774,867)
Basic and Diluted Loss Per Share	$ (0.20)	$ (1.13)	$ (2.72)	$ (35.53)
Weighted Average Number of Common Shares Outstanding:
Basic and diluted	3,390,082	945,641	2,615,437	172,211